Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2020 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 1,975
After one year through five years	7,761
After five years through ten years	8,198
After ten years	2,458
Fixed maturities amortized cost, Subtotal	20,392
Collateralized loan obligations and other ABS (average life of approximately 4 years)	8,568
MBS (average life of approximately 3-1/2 years)	2,610
Amortized Cost	31,570
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	1,995
After one year through five years	8,442
After five years through ten years	9,402
After ten years	2,779
Fixed maturities fair value, Subtotal	22,618
Collateralized loan obligations and other ABS (average life of approximately 4 years)	8,667
MBS (average life of approximately 3-1/2 years)	2,838
Fair Value	$ 34,123
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	6.00%
After one year through five years	25.00%
After five years through ten years	28.00%
After ten years	8.00%
Fixed maturities fair value, Subtotal, Percent	67.00%
Collateralized loan obligations and other ABS (average life of approximately 4 years)	25.00%
MBS (average life of approximately 3-1/2 years)	8.00%
Fair value, Total, Percent	100.00%